Net Loss Per Share - Additional information (Details) - Cara Therapeutics Inc. - Subsequent Event - shares	May 13, 2025	Apr. 15, 2025
Net Loss Per Share
Number of shares issued upon conversion of debt	1,265,757	1,265,757
Number of converted shares upon closing of merger	6,539,404